RETIREMENT BENEFIT PLANS - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 1,217	£ 352	£ 5,527
Actuarial gains arising from changes in demographic assumptions	(113)	(51)	(122)
Actuarial losses arising from experience adjustments	84	91	481
Actuarial (gains)/losses arising from changes in financial assumptions	(786)	206	(5,164)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	£ 402	£ 598	£ 722